ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable	$ 456	$ 250	$ 510
Accrued expenses - lab refurbishments	120	117	131
Accrued expenses - technical fees	84	130	66
Accrued expenses - variable rent & utilities		15	20
Accrued expenses - audit & accounting fees	156	128	191
Accrued expenses - other	40	95	112
Credit card liabilities		20	10
Payroll and social security liabilities	192	211	383
Total accounts payable and accrued expenses	$ 1,048	$ 931	$ 1,423